Trade and other receivables (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Customers and concessions
Foreign	$ 6,155,070	$ 2,021,070
Domestic	3,355,716	1,913,106
Fuel price stabilization fund	7,824,788	319,927
Employee loans	106,547	97,723
Industrial services	32,096	39,651
Related parties	9,355	105,048
Others	965,310	322,567
Total current	18,448,882	4,819,092
Non-current
Employee loans	534,051	474,693
Foreign customers	19,622,925
Domestic customers	1,852,111	51,955
Related parties	335
Others	2,150,294	149,959
Total non-current	$ 24,159,716	$ 676,607